Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (2,157,270)	$ (215,095)	$ (1,316,356)	$ (423,710)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,407,820
Amortization expense			5,614
Amortization expense of debt discounts	509,307	2,640
Loss (gain) on change in fair value of derivative liability	6,088	3,622	6,839	(6,500)
Impairment of Dino Might program			818,472
Write off of Domain names			12,231
Changes in operating assets and liabilities
Accounts receivable - merchant services reserve	(1,999)			4,965
Accounts payable and accrued liabilities	59,129	77,894	159,924	64,008
Bank overdraft	(980)	2,429	1,577
Accrued interest - convertible debenture	8,650	855	1,768	1,606
Accrued interest - notes payable	4,245	14,337	34,443	12,817
Deferred revenue				(439)
Net cash used in operating activities	(165,010)	(113,318)	(275,488)	(347,253)
Cash flows from investing activities
Cash paid for Domain names		(17,845)	(17,845)
Net cash used in investing activities		(17,845)	(17,845)
Cash flow from financing activities
Payment on note payable - related party			(4,330)
Proceeds from notes payable - related party	82,025	118,500	285,275	322,000
Proceeds from convertible note - related party	41,000
Proceeds from issuance of common stock	333,333
Net cash provided by financing activities	456,358	118,500	280,945	322,000
Net increase (decrease) in cash and cash equivalents	291,348	(12,663)	(12,388)	(25,253)
Cash and cash equivalents at beginning of period	730	13,118	13,118	38,371
Cash and cash equivalents at end of period	292,078	455	730	13,118
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Non-cash investing and financing activities:
Debt discount due to beneficial conversion	586,921
Common stock issued from conversion of preferred stock	1
Common stock issued from conversion of debt and accrued interest	484,650
Forgiveness of accrued salary related-party	239,000
Forgiveness of accrued interest related-party	19,999
Extinguishment of derivative associated with related party note	$ 25,494
Purchase of Dino Might program with preferred stock issuance			820,451
Adjustment for fractional shares issued due to reverse split			1
Expense paid by Director			$ 3,200